Share-based compensation - Weighted average assumptions (Details) - SARs and TSARs - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate	3.50%	4.20%
Expected dividend yield	1.90%	1.50%
Expected life of SARs and TSARs (years)	1 year 8 months 12 days	1 year 6 months
Expected volatility	39.00%	35.00%
Expected forfeitures	0.00%	0.00%
Weighted average fair value (in usd per unit)	$ 7.69	$ 12.16